CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Feb. 08, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001				$ 0.0001
Preferred stock, shares authorized	1,000,000				1,000,000
Preferred stock, shares issued	0				0
Preferred stock, shares outstanding	0				0
Temporary equity, shares outstanding		27,600,000	27,600,000
Class A ordinary shares
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares authorized	200,000,000				200,000,000
Common shares, shares issued	0				0
Common shares, shares outstanding	0				0
Class A Common Stock Subject to Redemption
Temporary equity, shares outstanding	27,600,000
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares authorized	20,000,000				20,000,000
Common shares, shares issued	6,900,000			6,900,000	6,900,000
Common shares, shares outstanding	6,900,000			6,900,000	6,900,000
Temporary equity, shares outstanding					900,000